UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3578

Aquila Funds Trust

(Exact Name of Registrant as Specified in Charter)

120 West 45th Street, Suite 3600

New York, New York 10036

(Address of Principal Executive Offices)(Zip Code)

Joseph P. DiMaggio, Chief Financial Officer and Treasurer

120 West 45th Street, Suite 3600

New York, New York 10036

(Name and address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Date of fiscal year end: December 31, 2016

Date of reporting period: September 30, 2017

Item 1. Schedule of Investments.

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2017
(unaudited)

Principal
Amount	Corporate Bonds (95.8%)	Value	(a)

	Consumer Discretionary (30.7%)

	Broadcast Services/Program (0.9%)
	Liberty Interactive LLC
$1,875,000	8.250%, 02/01/30	$2,071,875

	Cable/Satellite TV (2.5%)
	CCO Holdings LLC
1,000,000	5.125%, 02/15/23	1,032,500
2,225,000	5.750%, 02/15/26 144A	2,332,913

	DISH DBS Corp.
2,175,000	5.875%, 11/15/24	2,279,672

		5,645,085

	Casino Hotels (1.4%)
	Boyd Gaming Corp.
1,000,000	6.375%, 04/01/26	1,091,250

	MGM Resorts International
1,000,000	6.000%, 03/15/23	1,102,500

	Station Casinos LLC
1,100,000	5.000%, 10/01/25 144A	1,102,640

		3,296,390

	Casino Services (2.3%)
	Eldorado Resorts, Inc.
2,750,000	7.000%, 08/01/23	2,976,875
2,125,000	6.000%, 04/01/25	2,231,250

		5,208,125

	Casinos & Gaming (2.4%)
	Jacobs Entertainment, Inc.
1,175,000	7.875%, 02/01/24 144A	1,266,063

	Pinnacle Entertainment, Inc.
1,200,000	5.625%, 05/01/24	1,227,000

	Scientific Games International, Inc.
2,800,000	10.000%, 12/01/22	3,101,000

		5,594,063

	Commercial Services (1.3%)
	Live Nation Entertainment, Inc.
1,450,000	4.875%, 11/01/24 144A	1,500,750

	The ServiceMaster Co. LLC
1,500,000	5.125%, 11/15/24 144A	1,541,250

		3,042,000

	Distribution/Wholesale (1.0%)
	LKQ Corp.
2,250,000	4.750%, 05/15/23	2,323,373

	Food - Catering (0.8%)
	Aramark Corp.
1,750,000	5.125%, 01/15/24	1,857,188

	Funeral Service & Related Items (0.5%)
	Service Corp. International
1,000,000	5.375%, 05/15/24	1,062,500

	Hotels & Motels (1.3%)
	ESH Hospitality, Inc.
3,000,000	5.250%, 05/01/25 144A	3,101,250

	Housewares (1.1%)
	American Greetings Corp.
2,250,000	7.875%, 02/15/25 144A	2,435,625

	Motion Pictures & Services (0.6%)
	Lions Gate Entertainment Corp.
1,350,000	5.875%, 11/01/24 144A	1,417,500

	Publishing - Newspapers (2.0%)
	Lee Enterprises, Inc.
2,750,000	9.500%, 03/15/22 144A	2,856,563

	The McClatchy Co.
1,625,000	9.000%, 12/15/22	1,677,813

		4,534,376

	Radio (2.7%)
	CBS Radio, Inc.
2,650,000	7.250%, 11/01/24 144A	2,828,875

	Sirius XM Radio, Inc.
1,100,000	5.375%, 04/15/25 144A	1,160,500

	Townsquare Media, Inc.
2,150,000	6.500%, 04/01/23 144A	2,182,250

		6,171,625

	Resorts/Theme Parks (2.9%)
	Cedar Fair LP
3,750,000	5.375%, 06/01/24	3,942,188

	Six Flags Entertainment Corp.
2,600,000	4.875%, 07/31/24 144A	2,645,500

		6,587,688

	Retail - Automobile (1.0%)
	Asbury Automotive Group, Inc.
2,150,000	6.000%, 12/15/24	2,246,750

	Retail - Restaurants (0.5%)
	Golden Nugget, Inc.
927,000	6.750%, 10/15/24 144A	937,429
185,000	8.750%, 10/01/25 144A	188,238

		1,125,667

	Security Services (2.6%)
	APX Group, Inc.
3,400,000	8.750%, 12/01/20	3,506,250

	Prime Security Services Borrower LLC/Prime Finance, Inc.
2,250,000	9.250%, 05/15/23 144A	2,483,010

		5,989,260

	Television (0.6%)
	Sinclair Television Group, Inc.
1,250,000	5.875%, 03/15/26 144A	1,275,000

	Theaters (2.3%)
	Cinemark Holdings, Inc.
1,750,000	5.125%, 12/15/22	1,795,938

	Regal Entertainment
3,500,000	5.750%, 02/01/25	3,543,750

		5,339,688

	Total Consumer Discretionary	70,325,028

	Consumer Staples (10.8%)

	Beverages - Non-Alcoholic (1.5%)
	Cott Holdings, Inc.
2,100,000	5.375%, 07/01/22	2,189,250
1,250,000	5.500%, 04/01/25 144A	1,303,125

		3,492,375

	Consumer Products - Miscellaneous (2.5%)
	Central Garden & Pet Co.
1,650,000	6.125%, 11/15/23	1,757,250

	Spectrum Brands, Inc.
3,625,000	6.125%, 12/15/24	3,883,281

		5,640,531

	Cosmetics & Toiletries (0.6%)
	First Quality Finance Co., Inc.
1,250,000	5.000%, 07/01/25 144A	1,289,063

	Distribution/Wholesale (1.1%)
	Performance Food Group Co.
2,400,000	5.500%, 06/01/24 144A	2,478,000

	Diversified Operations (0.7%)
	HRG Group, Inc.
1,650,000	7.750%, 01/15/22	1,722,188

	Food - Miscellaneous/Diversified (0.8%)
	Pinnacle Foods, Inc.
1,800,000	5.875%, 01/15/24	1,908,000

	Food - Retail (1.1%)
	Ingles Markets, Inc.
2,500,000	5.750%, 06/15/23	2,443,750

	Food - Wholesale/Distributors (1.0%)
	US Foods, Inc.
2,250,000	5.875%, 06/15/24 144A	2,356,875

	Retail - Drug Store (0.8%)
	Rite Aid Corp.
1,775,000	6.750%, 06/15/21	1,836,593

	Soap & Cleaning Preparation (0.7%)
	Kronos Acquisition Holdings, Inc.
1,600,000	9.000%, 08/15/23 144A	1,560,000

	Total Consumer Staples	24,727,375

	Energy (2.9%)

	Midstream Oil & Gas (1.3%)
	Andeavor Logistics LP/Tesoro Logistics
1,250,000	6.375%, 05/01/24	1,356,250

	Antero Midstream Partners LP
500,000	5.375%, 09/15/24	517,500

	Genesis Energy LP
1,065,000	6.500%, 10/01/25	1,053,019

		2,926,769

	Oil - Field Services (0.3%)
	Jonah Energy LLC
810,000	7.250%, 10/15/25 144A	817,088

	Oil Refining & Marketing (1.3%)
	Calumet Specialty Products Partners LP/Calumet Finance Corp.
3,000,000	6.500%, 04/15/21	2,930,625

	Total Energy	6,674,482

	Financials (10.2%)

	Enterprise Software/Services (1.0%)
	Donnelley Financial Solutions, Inc.
2,150,000	8.250%, 10/15/24	2,300,500

	Finance - Investment Banker/Broker (1.4%)
	LPL Holdings, Inc.
3,200,000	5.750%, 09/15/25 144A	3,317,440

	Finance - Other Services (0.6%)
	VFH Parent LLC/Orchestra Co-Issuer, Inc.
1,250,000	6.750%, 06/15/22 144A	1,301,563

	Financial Guarantee Insurance (0.6%)
	MGIC Investment Corp.
1,250,000	5.750%, 08/15/23	1,375,000

	REITS - Diversified (1.4%)
	SBA Communications Corp.
1,000,000	4.875%, 07/15/22	1,032,500
2,000,000	4.875%, 09/01/24	2,057,500

		3,090,000

	REITS - Healthcare (0.5%)
	MPT Operating Partnership LP
1,200,000	5.250%, 08/01/26	1,239,000

	REITS - Hotels (1.9%)
	Ryman Hospitality Properties
4,250,000	5.000%, 04/15/23	4,398,750

	REITS - Storage (2.8%)
	Iron Mountain, Inc.
6,125,000	5.750%, 08/15/24	6,316,406

	Total Financials	23,338,659

	Healthcare (4.4%)

	Health Care Facilities & Services (1.3%)
	Envision Healthcare Corp.
3,000,000	5.625%, 07/15/22	3,127,500

	Medical - Drugs (0.5%)
	Inventiv Group Holdings, Inc./Inventiv Health, Inc./Inventiv Health Clinical, Inc.
1,075,000	7.500%, 10/01/24 144A	1,193,250

	Medical Equipment (0.6%)
	Teleflex, Inc.
1,250,000	5.250%, 06/15/24	1,321,875

	Medical - Hospitals (1.4%)
	HCA Holdings, Inc.
3,000,000	5.375%, 02/01/25	3,161,250

	Physical Therapy/Rehab Centers (0.6%)
	HealthSouth Corp.
1,350,000	5.750%, 11/01/24	1,385,438

	Total Healthcare	10,189,313

	Industrials (15.5%)

	Aerospace/Defense - Equipment (1.5%)
	Orbital ATK, Inc.
3,250,000	5.500%, 10/01/23	3,473,438

	Auction House/Art Dealer (1.3%)
	KAR Auction Services, Inc.
1,575,000	5.125%, 06/01/25 144A	1,638,000

	Ritchie Bros. Auctioneers, Inc.
1,250,000	5.375%, 01/15/25 144A	1,321,875

		2,959,875

	Building - Heavy Construction (0.9%)
	Mastec, Inc.
2,000,000	4.875%, 03/15/23	2,045,000

	Commercial Services (0.6%)
	Brand Energy & Infrastructure Services, Inc.
1,250,000	8.500 07/15/25 144A	1,353,125

	Engineering/R&D Services (3.9%)
	AECOM Technology Corp.
2,625,000	5.875%, 10/15/24	2,907,713
1,250,000	5.125%, 03/15/27	1,292,188

	Engility Corp.
4,250,000	8.875%, 09/01/24	4,664,375

		8,864,276

	Machinery - Construction & Mining (0.8%)
	Blueline Rental Finance Corp./Blueline Rental LLC
1,825,000	9.250%, 03/15/24 144A	1,964,156

	Printing - Commercial (1.1%)
	Quad/Graphics, Inc.
2,500,000	7.000%, 05/01/22	2,562,500

	Rental Auto/Equipment (0.7%)
	Herc Rentals, Inc.
1,325,000	7.750%, 06/01/24 144A	1,437,625

	United Rentals North America, Inc.
265,000	4.625%, 10/15/25	268,313

		1,705,938

	Security Services (0.8%)
	ADT Corp.
1,725,000	4.125%, 06/15/23	1,755,188

	Transport - Truck (0.7%)
	XPO Logistics, Inc.
1,475,000	6.125%, 09/01/23 144A	1,539,531

	Waste Management (2.7%)
	Advanced Disposal Services, Inc.
3,550,000	5.625%, 11/15/24 144A	3,709,750

	GFL Environmental, Inc.
1,115,000	5.625%, 05/01/22 144A	1,159,600

	Wrangler Buyer Corp.
1,250,000	6.000%, 10/01/25 144A	1,271,875

		6,141,225

	Water Treatment Systems (0.5%)
	CD&R Waterworks Merger Sub LLC
1,225,000	6.125%, 08/15/25 144A	1,257,156

	Total Industrials	35,621,408

	Information Technology (8.3%)

	Computer Software (2.9%)
	Inception Merger Sub, Inc./Rackspace Hosting, Inc.
2,250,000	8.625%, 11/15/24 144A	2,400,975

	J2 Cloud Services LLC/J2 Global Co-Obligor, Inc.
2,125,000	6.000%, 07/15/25 144A	2,223,281

	SS&C Technologies Holdings, Inc.
1,950,000	5.875%, 07/15/23	2,058,079

		6,682,335

	Computers - Integrated Systems (2.6%)
	Diebold Nixdorf, Inc.
2,700,000	8.500%, 04/15/24	2,926,854

	Everi Payments, Inc.
2,750,000	10.000%, 01/15/22	2,983,750

		5,910,604

	Data Processing/Management (1.0%)
	First Data Corp.
2,225,000	5.750%, 01/15/24 144A	2,327,906

	Office Automation & Equipment (0.4%)
	CDW Corp.
900,000	5.000%, 09/01/23	941,913

	Telecommunication Equipment (0.8%)
	Commscope Technologies LLC
1,650,000	6.000%, 06/15/25 144A	1,763,438

	Wireless Equipment (0.6%)
	ViaSat, Inc.
1,475,000	5.625%, 09/15/25 144A	1,484,293

	Total Information Technology	19,110,489

	Materials (5.2%)

	Building & Construction Products - Misc. (1.1%)
	Summit Materials LLC
2,500,000	6.125%, 07/15/23	2,637,500

	Containers - Metal/Glass (0.6%)
	BWAY Holding Co.
1,225,000	7.250%, 04/15/25 144A	1,261,750

	Containers - Paper/Plastic (1.0%)
	Berry Plastics Corp.
2,150,000	5.125%, 07/15/23	2,246,750

	Garden Products (0.7%)
	Scotts Miracle-Gro Co.
1,500,000	6.000%, 10/15/23	1,601,250

	Metal - Aluminum (0.8%)
	Century Aluminum Co.
1,725,000	7.500%, 06/01/21 144A	1,750,875

	Paper & Related Products (1.0%)
	Mercer International, Inc.
2,250,000	7.750%, 12/01/22		2,387,813

	Total Materials		11,885,938

	Telecommunication Services (7.8%)

	Cellular Telecom (1.4%)
	Sprint Communications, Inc.
1,650,000	6.000%, 11/15/22		1,766,358

	T-Mobile USA, Inc.
1,500,000	6.000%, 04/15/24		1,591,875

			3,358,233

	Internet Connectivity Services (1.5%)
	Zayo Group LLC/Zayo Capital, Inc.
2,250,000	6.000%, 04/01/23		2,376,563
1,000,000	6.375%, 05/15/25		1,077,630

			3,454,193

	Satellite Telecom (0.7%)
	Hughes Satellite Systems Corp.
1,425,000	7.625%, 06/15/21		1,618,116

	Telecom Services (2.1%)
	GCI, Inc.
1,000,000	6.875%, 04/15/25		1,075,000

	QualityTech LP/QTS Finance Corp.
3,550,000	5.875%, 08/01/22		3,698,745

			4,773,745

	Telephone - Integrated (2.1%)
	Centurylink, Inc.
1,250,000	7.500%, 04/01/24		1,294,013

	Consolidated Communications, Inc.
2,775,000	6.500%, 10/01/22		2,667,469

	Level 3 Communications, Inc.
750,000	5.625%, 02/01/23		773,390

			4,734,872

	Total Telecommunication Services		17,939,159

	Total Corporate Bonds (cost $216,472,107)		219,811,851

Shares	Short-Term Investment (3.3%)

7,599,529	Dreyfus Treasury & Agency Cash Management - Institutional Shares, 0.89%* (cost $7,599,529)		7,599,529

	Total Investments (cost $224,071,636- note b)	99.1%	227,411,380
	Other assets less liabilities	0.9	2,011,903
	Net Assets	100.0%	$229,423,283

Percent of
Corporate
Portfolio Distribution	Bonds
Aerospace/Defense - Equipment	1.6%
Auction House/ Art Dealer	1.4
Beverages - Non-Alcoholic	1.6
Broadcast Services/Program	0.9
Building & Construction Products - Misc.	1.2
Building - Heavy Construction	0.9
Cable/Satellite TV	2.6
Casino Hotels	1.5
Casino Services	2.4
Casinos & Gaming	2.5
Cellular Telecom	1.5
Commercial Services	2.0
Computer Software	3.0
Computers - Integrated Systems	2.7
Consumer Products - Miscellaneous	2.6
Containers - Metal/Glass	0.6
Containers - Paper/Plastic	1.0
Cosmetics & Toiletries	0.6
Data Processing/Management	1.1
Distribution/Wholesale	2.2
Diversified Operations	0.8
Engineering/R&D Services	4.0
Enterprise Software/Services	1.1
Finance - Investment Banker/Broker	1.5
Finance - Other Services	0.6
Financial Guarantee Insurance	0.6
Food - Catering	0.8
Food - Miscellaneous/Diversified	0.9
Food - Retail	1.1
Food - Wholesale/Distributors	1.1
Funeral Service & Related Items	0.5
Garden Products	0.7
Midstream Oil & Gas	1.3
Health Care Facilities & Services	1.4
Hotels & Motels	1.4
Housewares	1.1
Internet Connectivity Services	1.6
Machinery - Construction & Mining	0.9
Medical - Drugs	0.5
Medical Equipment	0.6
Medical - Hospitals	1.4
Metal - Aluminum	0.8
Motion Pictures & Services	0.6
Office Automation & Equipment	0.4
Oil - Field Services	0.4
Oil Refining & Marketing	1.3
Paper & Related Products	1.1
Physical Therapy/Rehab Centers	0.6
Printing - Commercial	1.2
Publishing - Newspapers	2.1
Radio	2.8
REITS - Diversified	1.4
REITS - Healthcare	0.6
REITS - Hotels	2.0
REITS - Storage	2.9
Rental Auto/Equipment	0.8
Resorts/Theme Parks	3.0
Retail - Automobile	1.0
Retail - Drug Store	0.8
Retail - Restaurants	0.5
Satellite Telecom	0.7
Security Services	3.5
Soap & Cleaning Preparation	0.7
Telecom Services	2.2
Telecommunication Equipment	0.8
Telephone - Integrated	2.2
Television	0.6
Theaters	2.4
Transport - Truck	0.7
Waste Management	2.8
Water Treatment Systems	0.6
Wireless Equipment	0.7
100.0%

* The rate is an annualized seven-day yield at period end.

Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

See accompanying notes to financial statements.

AQUILA THREE PEAKS HIGH INCOME FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 2017
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At September 30, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $224,071,636 amounted to $3,339,744, which consisted of aggregate gross unrealized appreciation of $3,915,345 and aggregate gross unrealized depreciation of $575,601.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2017:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices
Short-Term Investment	$7,599,529
Level 2 – Other Significant Observable Inputs:
Corporate Obligations	219,811,851
Level 3 – Significant Unobservable Inputs	—
Total	$227,411,380

 +See schedule of investments for a detailed listing of securities.

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2017
(unaudited)

		Market
Shares	Common Stocks (97.3%)	Value	(a)

	Consumer Discretionary (28.0%)

	Cable/Satellite TV (2.3%)
178,183	DISH Network Corp.+	$9,662,864
326,964	WideOpenWest, Inc.+	4,930,617
		14,593,481

	Casino Hotels (1.6%)
310,421	MGM Resorts International	10,116,620

	Casino Services (1.3%)
319,179	Eldorado Resorts, Inc.+	8,186,941

	Casinos & Gaming (0.8%)
113,854	Scientific Games Corp.+	5,220,206

	Commercial Services (3.1%)
208,245	Live Nation Entertainment, Inc.+	9,069,070
199,487	ServiceMaster Global Holdings, Inc.+	9,322,028
		18,391,098

	Cruise Lines (1.1%)
124,630	Norwegian Cruise Line Holdings Ltd.+	6,736,252

	Distribution/Wholesale (1.4%)
242,304	LKQ Corp.+	8,720,521

	Food - Catering (2.3%)
359,077	Aramark Corp.	14,582,117

	Funeral Service & Related Items (1.0%)
183,698	Service Corp. International	6,337,581

	Home Decoration Products (1.0%)
143,047	Newell Brands, Inc.	6,103,815

	Hotels & Motels (2.0%)
623,930	Extended Stay America, Inc.	12,478,600

	Racetracks (1.2%)
36,978	Churchill Downs, Inc.	7,624,864

	Radio (2.2%)
323,072	Liberty SiriusXM Group - C+	13,527,025

	Resorts/Theme Parks (1.5%)
156,283	Six Flags Entertainment Corp.	9,523,886

	Television (2.7%)
49,628	Nexstar Media Group, Inc.	3,091,824
144,993	Sinclair Broadcast Group, Inc.	4,647,026
667,935	Tegna, Inc.	8,903,574
		16,642,424

	Theaters (2.5%)
671,912	AMC Entertainment	9,877,106
374,285	Regal Entertainment	5,988,560
		15,865,666

	Total Consumer Discretionary	174,651,097

	Consumer Staples (9.8%)

	Beverages - Non-Alcoholic (1.8%)
743,729	Cott Beverages, Inc.	11,163,372

	Beverages - Wine/Spirits (1.4%)
43,790	Constellation Brands, Inc.	8,733,916

	Distribution/Wholesale (1.8%)
391,189	Performance Food Group Co.+	11,051,089

	Diversified Operations (0.6%)
259,820	HRG Group, Inc.+	4,055,790

	Food - Miscellaneous/Diversified (2.8%)
111,907	Kraft Heinz Co.	8,678,388
157,643	Pinnacle Foods, Inc.	9,012,450
		17,690,838

	Food - Wholesale/Distributors (1.4%)
318,206	US Foods Holding Corp.+	8,496,100

	Total Consumer Staples	61,191,105

	Energy (2.2%)

	Midstream Oil & Gas (0.4%)
16,543	Andeavor	1,706,410
55,467	Antero Resources Corp.+	1,103,793
		2,810,203

	Oil - Field Services (0.4%)
217,003	Superior Energy Services, Inc.+	2,317,592

	Oil Company - Exploration & Production (1.1%)
36,978	Continental Resources, Inc.+	1,427,721
50,602	Parsley Energy, Inc.+	1,332,857
32,113	PDC Energy, Inc.+	1,574,500
153,751	SM Energy Co.	2,727,543
		7,062,621

	Pipelines (0.3%)
28,220	Oneok, Inc.	1,563,670

	Total Energy	13,754,086

	Financials (7.6%)

	Finance - Investment Banker/Broker (1.3%)
162,478	LPL Financial Holdings, Inc.	8,378,990

	Life/Health Insurance (1.7%)
193,648	Athene Holding Ltd.+	10,426,008

	Real Estate Management/Service (0.7%)
124,558	CBRE Group, Inc.+	4,718,257

	REITS - Diversified (2.8%)
108,988	Crown Castle International Corp.	10,896,620
14,597	Equinix, Inc.	6,514,641
		17,411,261

	REITS - Hotels (1.1%)
108,015	Ryman Hospitality Properties	6,749,857

	Total Financials	47,684,373

	Healthcare (5.0%)

	Drug Delivery Systems (1.3%)
201,524	Catalent, Inc.+	8,044,838

	Health Care Facilities & Services (0.6%)
75,902	Envision Healthcare Corp.+	3,411,795

	Medical Equipment (1.3%)
34,059	Teleflex, Inc.	8,241,256

	Medical - Hospitals (0.6%)
49,628	HCA Holdings, Inc.+	3,949,893

	Research & Development (1.2%)
145,276	INC Research Holdings, Inc.+	7,597,935

	Total Healthcare	31,245,717

	Industrials (16.5%)

	Auction House/Art Dealer (1.1%)
138,728	KAR Auction Services, Inc.	6,622,875

	Building - Heavy Construction (0.9%)
118,719	Mastec, Inc.+	5,508,562

	Commercial Services - Finance (1.4%)
184,208	TransUnion+	8,705,670

	Distribution/Wholesale (0.8%)
130,396	HD Supply Holdings, Inc.+	4,703,384

	Electronic Security Devices (1.0%)
75,902	Allegion PLC	6,563,246

	Engineering/R&D Services (1.7%)
137,159	AECOM Technology Corp.+	5,048,823
165,428	Engility Holdings, Inc.+	5,737,043
		10,785,866

	Machinery - General Industry (0.6%)
175,159	Welbilt, Inc.+	4,037,415

	Publishing - Periodicals (1.8%)
265,658	Nielsen Holdings N.V.	11,011,524

	Rental Auto/Equipment (1.1%)
51,486	United Rentals, Inc.+	7,143,168

	Shipbuilding (0.6%)
16,543	Huntington Ingalls Industries, Inc.	3,745,997

	Waste Management (5.5%)
414,508	Advanced Disposal Services, Inc.+	10,441,457
221,868	Republic Services, Inc.	14,656,600
128,450	Waste Connections, Inc.	8,986,362
		34,084,419

	Total Industrials	102,912,126

	Information Technology (15.9%)

	Commercial Services - Finance (2.6%)
92,659	CDK Global, Inc.	5,845,856
108,988	Global Payments, Inc.	10,357,130
		16,202,986

	Computer Services (2.1%)
103,149	Dell Technologies, Inc.+	7,964,134
379,176	Presidio, Inc.+	5,365,340
		13,329,474

	Computer Software (1.5%)
231,412	SS&C Technologies Holdings, Inc.	9,291,192

	Computers - Integrated Systems (0.5%)
137,208	Diebold Nixdorf, Inc.	3,135,203

	Data Processing/Management (1.8%)
74,929	Fidelity National Information Services, Inc.	6,997,619
247,897	First Data Corp.+	4,472,062
		11,469,681

	Electronic Component - Semiconductor (1.1%)
27,247	Broadcom Corp.	6,608,487

	Internet Security (1.0%)
185,864	Symantec Corp.	6,098,198

	Office Automation & Equipment (1.5%)
143,047	CDW Corp.	9,441,102

	Telecommunication Equipment (1.1%)
202,406	Commscope Holding Co., Inc.+	6,721,903

	Travel Services (0.8%)
289,986	Sabre Corp.	5,248,747

	Wireless Equipment (1.9%)
178,631	ViaSat, Inc.+	11,489,546

	Total Information Technology	99,036,519

	Materials (9.6%)

	Building & Construction Products - Misc. (1.0%)
185,741	Summit Materials, Inc.+	5,949,284

	Containers - Metal/Glass (2.9%)
253,008	Ball Corp.	10,449,230
254,954	Silgan Holdings, Inc.	7,503,296
		17,952,526

	Containers - Paper/Plastic (5.3%)
247,169	Ardagh Group SA	5,291,888
192,675	Berry Plastics Corp.+	10,915,039
759,024	Graphic Packaging International, Inc.	10,588,385
145,966	Sealed Air Corp.	6,235,668
		33,030,980

	Garden Products (0.5%)
33,086	Scotts Miracle-Gro Co.	3,220,591

	Total Materials	60,153,381

	Telecommunication Services (2.6%)

	Internet Connectivity Services (1.3%)
227,707	Zayo Group Holdings, Inc.+		7,837,675

	Telephone - Integrated (1.3%)
153,751	Level 3 Communications, Inc.+		8,193,391

	Total Telecommunication Services		16,031,066

	Total Common Stocks (cost $500,696,847)		606,659,470

Shares	Short-Term Investment (3.1%)

19,333,207	Dreyfus Treasury & Agency Cash Management - Institutional Shares, 0.89%* (cost $19,333,207)		19,333,207

	Total Investments (cost $520,030,054 - note b)	100.4%	625,992,677
	Other assets less liabilities	(0.4)	(2,615,493)
	Net Assets	100.0%	$623,377,184

Percent of
Common
Portfolio Distribution	Stocks
Auction House/Art Dealer	1.1%
Beverages - Non-Alcoholic	1.8
Beverages - Wine/Spirits	1.4
Building - Heavy Construction	0.9
Building & Construction Products - Misc.	1.0
Cable/Satellite TV	2.4
Casino Hotels	1.7
Casino Services	1.3
Casinos & Gaming	0.9
Commercial Services	3.0
Commercial Services -Finance	4.1
Computer Services	2.2
Computer Software	1.5
Computers - Integrated Systems	0.5
Containers - Metal/Glass	3.0
Containers - Paper/Plastic	5.4
Cruise Lines	1.1
Data Processing/Management	1.9
Distribution/Wholesale	4.0
Diversified Operations	0.7
Drug Delivery Systems	1.3
Electronic Component - Semiconductor	1.1
Electronic Security Devices	1.1
Engineering/R&D Services	1.8
Finance - Investment Banker/Broker	1.4
Food - Catering	2.4
Food - Miscellaneous/Diversified	2.9
Food - Wholesale/Distributors	1.4
Funeral Service & Related Items	1.0
Garden Products	0.5
Health Care Facilities & Services	0.6
Home Decoration Products	1.0
Hotels & Motels	2.1
Internet Connectivity Services	1.3
Internet Security	1.0
Life/Health Insurance	1.7
Machinery - General Industry	0.7
Medical - Hospitals	0.6
Medical Equipment	1.4
Midstream Oil & Gas	0.5
Office Automation & Equipment	1.6
Oil - Field Services	0.4
Oil Company - Exploration & Production	1.2
Pipelines	0.3
Publishing - Periodicals	1.8
Racetracks	1.3
Radio	2.2
Real Estate Management/Service	0.8
REITS - Diversified	2.9
REITS - Hotels	1.1
Rental Auto/Equipment	1.2
Research & Development	1.2
Resorts/Theme Parks	1.6
Shipbuilding	0.6
Telecommunication Equipment	1.1
Telephone - Integrated	1.3
Television	2.7
Theaters	2.6
Travel Services	0.9
Waste Management	5.6
Wireless Equipment	1.9
100.0%

+ Non-income producing security.

* The rate is an annualized seven-day yield at period end.

See accompanying notes to financial statements.

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 2017
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At September 30, 2017 , the net unrealized appreciation on investments, based on cost for federal income tax purposes of $521,995,185 amounted to $103,997,492, which consisted of aggregate gross unrealized appreciation of $123,550,923 and aggregate gross unrealized depreciation of $19,553,431.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2017:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices:
Common Stocks and Short-Term Investment	$625,992,677
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$625,992,677

 +See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQUILA FUNDS TRUST

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee
November 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee
November 29, 2017

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer
November 29, 2017